Material Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful lives of investment property, excluding land depreciated cost model	5 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Useful lives of investment property, excluding land depreciated cost model	40 years